STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022
Equity [Abstract]
SCHEDULE OF COMMON STOCK ISSUANCE

The Company issued the following shares of common stock during the nine months ended October 1, 2022:

	Number of Common Shares	Fair Value of Shares	Fair Value at Issuance (minimum and maximum
Shares issued to/for:	Issued	Issued	per share)
Equity raise	657,858	$4,013	$6.10	$6.10
Board and committee members	2,000	17	7.40	9.65
Consultants	1,000	7	7.40	7.40
	660,858	$4,037

The Company issued the following shares of common stock during the nine months ended October 2, 2021:

	Number of Common Shares	Fair Value of Shares	Fair Value at Issuance (minimum and maximum
Shares issued to/for:	Issued	Issued	per share)
Equity raise	858,532	$30,315	$21.00	$54.00
Conversion of Series F Preferred Stock	130,490	4107	31.50	31.50
Consultants	167	3	18.40	18.40
Conversion of Series A Preferred Stock	451	-	-	-
Employees	5,082	275	54.00	54.00
Board and Board committee members	94	5	51.60	51.60
Long Term Incentive Plan	2,584	133	51.60	51.60
	997,400	$34,838

The Company issued the following shares of common stock during Fiscal 2021:

	Number of Common	Fair Value	Fair Value at Issuance
	Shares	of Shares	(minimum and maximum
Shares issued to/for:	Issued	Issued	per share)
Equity raise	1,326,887	$43,019	$19.75	$54.00
Board and committee members	1,281	24	8.59	18.10
Long Term Incentive Plan	2,584	316	82.20	143.40
Consultants	167	3	18.40	18.40
Employees	15,251	320	9.04	18.10
Conversion of Series F	130,491	-	-	-
Conversion of Series A	451	-	-	-
	1,477,112	$43,682

The Company issued the following shares of common stock during Fiscal 2020:

	Number of Common	Fair Value	Fair Value at Issuance
	Shares	of Shares	(minimum and maximum
Shares issued to/for:	Issued	Issued	per share)
Equity raise	124,655	$4,634	$36.00	$39.30
Consultants	250	18	73.20	73.20
Conversion of Series A	271	-	-	-
Board and committee members	374	15	33.60	51.00
Jackson Investment Group	8,334	324	21.60	55.20
	133,884	$4,991

SCHEDULE OF UNVESTED RESTRICTED SHARES ACTIVITY

		Weighted
	Restricted	Average
	Shares	Price Per Share
Balance at January 2, 2021	1,030	$75.00
Granted	19,115	29.20
Vested/adjustments	(14,198)	29.00
Balance at January 1, 2022	5,947	50.00
Granted	2,000	8.55
Vested/adjustments	(259)	101.60
Balance at October 1, 2022	7,688	36.64

		Weighted
	Restricted	Average
	Shares	Price Per Share
Balance at December 28, 2019	9,844	$187.20
Granted	644	45.60
Vested/adjustments	(9,458)	189.60
Balance at January 2, 2021	1,030	$75.00
Granted	19,115	29.20
Vested/adjustments	(14,198)	29.00
Balance at January 1, 2022	5,947	$50.00

SCHEDULE OF WARRANTS ACTIVITY

Transactions involving the Company’s warrant issuances are summarized as follows:

		Weighted
	Number of	Average
	Shares	Exercise Price
Outstanding at January 2, 2021	26,285	59.40
Issued	995,452	25.97
Exercised	(49,242)	0.0001
Expired or cancelled	—	—
Outstanding at January 1, 2022	972,495	26.88
Issued	1,365,053	5.91
Exercised	—	—
Expired or cancelled	(658,192)	26.08
Outstanding at October 1, 2022	1,679,356	10.21

Transactions involving the Company’s warrant issuances are summarized as follows:

		Weighted
	Number of	Average
	Shares	Exercise Price
Outstanding at December 29, 2019	15,433	$105.60
Issued	10,850	48.60
Exercised	—	—
Expired or cancelled	—	—
Outstanding at January 2, 2021	26,283	$59.40
Issued	995,447	25.90
Exercised	(49,267)	0.0001
Expired or cancelled	—	—
Outstanding at January 1, 2022	972,463	$26.80

SCHEDULE OF WARRANTS OUTSTANDING

The following table summarizes warrants outstanding as of October 1, 2022:

Weighted Average
	Number	Remaining	Weighted
	Outstanding	Contractual	Average
Exercise Price	and Exercisable	Life (years)	Exercise price
$5.80 - $3,750	1,679,690	5.26	10.21

The following table summarizes warrants outstanding as of January 1, 2022:

Weighted Average
	Number	Remaining	Weighted
	Outstanding	Contractual	Average
Exercise Price	and Exercisable	Life (years)	Exercise price
$18.50 – $3,750	972,463	4.72	$26.80

SCHEDULE OF SHARE-BASED COMPENSATION, STOCK OPTIONS, ACTIVITY

A summary of option activity during the nine months ended October 1, 2022 is presented below:

		Weighted
		Average
	Options	Exercise Price
Outstanding at January 2, 2021	1,302	1,665.60
Granted	—	—
Exercised	—	—
Expired or cancelled	—	—
Outstanding at January 1, 2022	1,302	1,665.60
Granted	50,000	7.80
Exercised	—	—
Expired or cancelled	—	—
Outstanding at October 1, 2022	51,302	50.06

A summary of option activity during Fiscal 2021 and Fiscal 2020 of the Company’s 2014 Equity Incentive Plan, 2015 Omnibus Incentive Plan and the 2016 Omnibus Incentive Plan is presented below:

Weighted
Average
	Options	Exercise Price
Outstanding at December 28, 2019	1,274	$1,665.60
Granted	—	—
Exercised	—	—
Expired or cancelled	—	—
Outstanding at January 2, 2021	1,274	$1,665.60
Granted	—	—
Exercised	—	—
Expired or cancelled	—	—
Outstanding at January 1, 2022	1,274	$1,665.60

SUMMARY OF RELATIONSHIP BETWEEN PERFORMANCE AND THE VESTING RATE
Average 2019 Price	Vesting Rate
<$480 per share	0
>$480 per share	Pro-rated
>=$720 per share	Full Vesting